Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	S-1
Entity Registrant Name	PRINCIPAL LIFE INSURANCE CO
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000009712
Amendment Flag	false